Document and Entity Information	0 Months Ended
Dec. 23, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 23, 2014
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 23, 2014
Prospectus Date	Mar. 31, 2014
Sentinel Balanced Fund | Class A
Risk/Return:
Trading Symbol	SEBLX
Sentinel Balanced Fund | Class C
Risk/Return:
Trading Symbol	SBACX
Sentinel Balanced Fund | CLASS I
Risk/Return:
Trading Symbol	SIBLX
Sentinel Common Stock Fund | Class A
Risk/Return:
Trading Symbol	SENCX
Sentinel Common Stock Fund | Class C
Risk/Return:
Trading Symbol	SCSCX
Sentinel Common Stock Fund | CLASS I
Risk/Return:
Trading Symbol	SICWX
SENTINEL GEORGIA MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	SYGIX
Sentinel Government Securities Fund | Class A
Risk/Return:
Trading Symbol	SEGSX
Sentinel Government Securities Fund | Class C
Risk/Return:
Trading Symbol	SCGGX
Sentinel Government Securities Fund | CLASS I
Risk/Return:
Trading Symbol	SIBWX
Sentinel International Equity Fund | Class A
Risk/Return:
Trading Symbol	SWRLX
Sentinel International Equity Fund | Class C
Risk/Return:
Trading Symbol	SWFCX
Sentinel International Equity Fund | CLASS I
Risk/Return:
Trading Symbol	SIIEX
Sentinel Low Duration Bond Fund | Class A
Risk/Return:
Trading Symbol	SSIGX
Sentinel Low Duration Bond Fund | Class S
Risk/Return:
Trading Symbol	SSSGX
Sentinel Low Duration Bond Fund | Class I
Risk/Return:
Trading Symbol	SSBDX
Sentinel Mid Cap Fund | Class A
Risk/Return:
Trading Symbol	SNTNX
Sentinel Mid Cap Fund | Class C
Risk/Return:
Trading Symbol	SMGCX
Sentinel Mid Cap Fund | CLASS I
Risk/Return:
Trading Symbol	SIMGX
Sentinel Multi-Asset Income Fund | Class A
Risk/Return:
Trading Symbol	SECMX
Sentinel Multi-Asset Income Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Multi-Asset Income Fund | Class I
Risk/Return:
Trading Symbol	SCSIX
Sentinel Small Company Fund | Class A
Risk/Return:
Trading Symbol	SAGWX
Sentinel Small Company Fund | Class C
Risk/Return:
Trading Symbol	SSCOX
Sentinel Small Company Fund | CLASS I
Risk/Return:
Trading Symbol	SIGWX
Sentinel Sustainable Core Opportunities Fund | Class A
Risk/Return:
Trading Symbol	MYPVX
Sentinel Sustainable Core Opportunities Fund | Class I
Risk/Return:
Trading Symbol	CVALX
Sentinel Sustainable Mid Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	WAEGX
Sentinel Sustainable Mid Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	CEGIX
Sentinel Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX